Via Electronic Filing

January 28, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  	Division of Investment Management

	Re: 	Merrill Lynch New York Municipal Bond
		Fund of Merill Lynch Multi-State
		Municipal Series Trust
		Post-Effective Amendment No. 21 to the
		Registration Statement on Form N-1A
		(Securities Act File No. 2-99473
		Investment Company Act file No. 811-4375)

Ladies and Gentlemen:

	Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch New York
 Municipal Bond Fund of Merill Lynch Multi-State Municipal
Series Trust,  (the "Fund") hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 21, the most recent amendment to the Fund's Registration
Statement on Form N-1A; and

2. the text of Post-Effective Amendment No. 21 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
Commission on January 25, 2003.
Very truly yours,

Merrill Lynch New York Municipal Bond Fund of Merill Lynch Multi-State Municipal Series Trust


By: /s/	Brian Stewart
	Secretary